Employee benefit plans - Reconciliation of changes in projected benefit obligation and fair value of plan assets (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Change in projected benefit obligation:
Projected benefit obligation at beginning of year	¥ 245,439	¥ 265,143
Service cost	5,748	6,028	¥ 6,398
Interest cost	4,039	3,484	2,432
Actuarial gain	(19,012)	(14,049)
Benefits paid	(17,137)	(15,156)
Amendments of pension benefit plans	(883)
Acquisition, divestitures and other	(7)	(11)
Projected benefit obligation at end of year	218,187	245,439	265,143
Change in plan assets:
Fair value of plan assets at beginning of year	219,869	219,462
Actual return on plan assets	(364)	10,219
Employer contributions	748	848
Benefits paid	(11,730)	(10,660)
Fair value of plan assets at end of year	208,523	219,869	¥ 219,462
Funded status at end of year	(9,664)	(25,570)
Amounts recognized in the consolidated balance sheets	¥ (9,664)	¥ (25,570)